INCOME TAX - Operating loss carry forwards (Details)	Dec. 31, 2023 CNY (¥)
INCOME TAX
Operating loss carry forwards, Total	¥ 334,224,635
Operating loss carry forwards, 2024	0
Operating loss carry forwards, 2025	29,986,636
Operating loss carry forwards, 2026	21,713,526
Operating loss carry forwards, 2027	75,298,399
Operating loss carry forwards, 2028	¥ 207,226,074